Kinetics Internet Fund (First Prospectus Summary) | Kinetics Internet Fund
THE INTERNET FUND
Investment Objectives
The investment objective of the Internet Fund is long-term growth of capital.
The Internet Fund seeks to obtain current income as a secondary objective.
Fees and Expenses of the Fund
This table describes the fees and expenses you may pay if you buy and hold shares of the Internet Fund. You may qualify for sales charge discounts for
Advisor Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in Advisor Class A shares of the Kinetics Funds. More information about these and other discounts is available from your financial professional and in the sections titled "Description of Advisor Classes"
beginning on page 87 of the Funds' prospectus and "Purchasing Shares" beginning on page 49 of the Funds' statement of additional information.
Shareholder Transaction Expenses (fees paid directly from your investment)	[1]
Shareholder Fees Kinetics Internet Fund	Advisor Class A	Advisor Class C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	none
Redemption Fee (as a percentage of amount redeemed on shares held for 30 days or less, if applicable)	2.00%	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Kinetics Internet Fund		Advisor Class A	Advisor Class C
Management Fees	[1]	1.25%	1.25%
Distribution (Rule 12b-1) Fees		0.25%	0.75%
Shareholder Servicing Fees		0.25%	0.25%
Other Operating Expenses		0.44%	0.44%
Other Expenses		0.69%	0.69%
Total Annual Fund Operating Expenses		2.19%	2.69%
Less: Fee Waiver	[2]	0.05%	0.05%
Net Annual Fund Operating Expenses		2.14%	2.64%
[1]	This table and the example below reflect the aggregate expenses of the Internet Fund and the Internet Portfolio. The management fees paid by the Internet Fund reflect the proportionate share of fees allocated to the Internet Fund from the Internet Portfolio.
[2]	Kinetics Asset Management LLC, the investment adviser to each portfolio ("Portfolio") of the Kinetics Portfolio Trust (the "Investment Adviser") has voluntarily agreed to waive management fees and reimburse Fund expenses so that Net Annual Fund Operating Expenses do not exceed 2.14% and 2.64%, excluding Acquired Fund Fees and Expenses ("AFFE"), for the Advisor Class A and Advisor Class C shares, respectively, through April 29, 2013. These waivers and reimbursements may be discontinued at any time by the Investment Adviser after April 29, 2013.

Example.
This Example is intended to help you compare the cost of investing in the Internet
Fund with the cost of investing in other mutual funds.

This Example assumes that you invest $10,000 in the Internet Fund for the time periods indicated and then redeem all of your shares at the end of those periods.
The Example also assumes that your investment has a 5% return each year and that the Internet Fund's operating expenses remain the same.
Although your actual costs may be higher or lower, based on these assumptions your costs for the Internet Fund would be:
Expense Example Kinetics Internet Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Advisor Class A	780	1,216	1,678	2,950
Advisor Class C	267	831	1,420	3,018

Portfolio Turnover.
The Internet Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when
Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Internet Portfolio's, and therefore the Internet Fund's, performance. During the most recent fiscal year, the Internet Portfolio's portfolio turnover rate was 32% of the average value of its portfolio.
Principal Investment Strategy
The Internet Fund is a non-diversified fund that invests all of its investable assets in the Internet Portfolio, a series of Kinetics Portfolios Trust. Under normal circumstances, the Internet Portfolio invests at least 80% of its net assets plus any borrowings for investment purposes in common stocks, convertible securities, warrants and other equity securities having the characteristics of common stocks (such as American Depositary Receipts ("ADRs"), Global Depositary
Receipts ("GDRs") and International Depositary Receipts ("IDRs")), of U.S. and
foreign companies engaged in the Internet and Internet-related activities and whose businesses are vastly improved through the distribution of content and reduction of costs with the use of the Internet, such as content providers, computer hardware and software, venture capital, Internet service providers,
Internet portals, wireless/broadband access, e-commerce, financial service companies, auction houses, and telecommunications. The Internet Portfolio may also invest in exchange-traded funds ("ETFs") andwrite and sell options on securities in which it invests for hedging purposes and/or direct investment.

The Internet Portfolio may invest up to 20% of its total assets in convertible and non-convertible debt securities rated below investment grade, also known as junk bonds, or unrated securities which the Investment Adviser has determined to be of comparable quality.

The Investment Adviser selects portfolio securities by evaluating a company's positioning and business model as well as its ability to grow and expand its activities via the Internet or achieve a competitive advantage in cost/profitability and brand image leveraging via use of the Internet. The
Investment Adviser also considers a company's fundamentals by reviewing its balance sheets, corporate revenues, earnings and dividends. Furthermore, the
Investment Adviser looks at the amount of capital a company currently expends on research and development.

Sell decisions are generally triggered by either adequate value being achieved, as determined by the Investment Adviser, or by an adverse change in a company's operating performance or a deterioration of the company's business model.  A sell trigger may also occur if the Investment Adviser discovers a new investment opportunity that it believes is more compelling and represents a greater risk reward profile than other investment(s) held by the Internet Portfolio.
Principal Investment Risks
Investing in common stocks has inherent risks that could cause you to lose money. The principal risks of investing in the Internet Fund, and indirectly the
Internet Portfolio, are listed below and could adversely affect the net asset value ("NAV"), total return and value of the Internet Fund, Internet Portfolio and your investment.

o  Stock Market Risks: Stock mutual funds are subject to stock market risks and significant fluctuations in value. If the stock market declines in value, the
   Internet Portfolio, and therefore the Internet Fund, is likely to decline in value and you could lose money on your investment.

o  Stock Selection Risks: The portfolio securities selected by the Investment
   Adviser may decline in value or not increase in value when the stock market in general is rising and may fail to meet the Internet Portfolio's, and therefore the Internet Fund's, investment objective.

o  Liquidity Risks: The Investment Adviser may not be able to sell portfolio securities at an optimal time or price.

o  Internet Industry Concentration Risks: Investing a substantial portion of the
   Internet Portfolio's assets in the Internet industry carries the risk that
   Internet-related securities will decline in price due to Internet developments. Companies that conduct business on the Internet or derive a substantial portion of their revenues from Internet-related activities in general are subject to a rate of change in technology and competition which is generally higher than that of other industries.

o  Small and Medium-Size Company Risks: The Internet Portfolio may invest in the equity securities of small and medium-size companies. Small and medium-size companies often have narrower markets and more limited managerial and financial resources than do larger, more established companies. As a result, their performance can be more volatile and they face a greater risk of business failure, which could increase the volatility of the Internet
   Portfolio's assets.

o  Exchange-Traded Funds (ETFs): ETFs are registered investment companies whose shares are listed and traded on U.S. stock exchanges or otherwise traded in the over-the-counter market. In general, passively-managed ETFs seek to track a specified securities index or a basket of securities that an "index provider," such as Standard & Poor's, selects as representative of a market, market segment or industry sector. A passively-managed ETF is designed so that its performance will correspond closely with that of the index it tracks. As a shareholder in an ETF, the Internet Portfolio will bear its pro rata portion of an ETF's expenses, including advisory fees, in addition to its own expenses.

o  Foreign Securities Risks: The Internet Portfolio may invest in foreign securities directly or through ADRs, GDRs and IDRs. Foreign securities can carry higher returns but involve more risks than those associated with U.S.
   investments. Additional risks associated with investment in foreign securities include currency fluctuations, political and economic instability, differences in financial reporting standards and less stringent regulation of securities markets.

o  Non-Diversification Risks: As a non-diversified investment company, the
   Internet Portfolio can invest a large percentage of its assets in a small number of issuers. As a result, a change in the value of any one investment may affect the overall value of the Internet Portfolio's shares, and therefore the Internet Fund's shares, more than shares of a diversified mutual fund that holds more investments.

o  Option Transaction Risks: Purchasing and writing put and call options are highly specialized activities and entail greater than ordinary investment risks. The successful use of options depends in part on the ability of the
   Investment Adviser to manage future price fluctuations and the degree of correlation between the options and securities markets. By writing put options on equity securities, the Internet Portfolio gives up the opportunity to benefit from potential increases in the value of the common stocks above the strike prices of the written put options, but continues to bear the risk of declines in the value of its common stock portfolio. The Internet Portfolio will receive a premium from writing a covered call option that it retains whether or not the option is exercised. The premium received from the written options may not be sufficient to offset any losses sustained from the volatility of the underlying equity securities over time.

o  Below-Investment Grade Debt Securities Risks: Generally, non-investment grade debt securities, i.e., junk bonds, are subject to greater credit risk, price volatility and risk of loss than investment grade securities.

o  Management Risk: There is no guarantee that the Internet Fund will meet its investment objective. The Investment Adviser does not guarantee the performance of the Internet Fund, nor can it assure you that the market value of your investment will not decline.

Who may want to invest?
The Internet Fund may be appropriate for investors who:

o  wish to invest for the long-term;

o  want to diversify their portfolios;

o  want to allocate some portion of their long-term investments to growth equity investing;

o  are willing to accept the volatility associated with equity investing; and

o are comfortable with the risks described herein.
Performance
The bar chart and table shown below illustrate the variability of the Internet
Fund's returns. The bar chart indicates the risks of investing in the Internet
Fund by showing the changes in the Internet Fund's performance from year to year
(on a calendar year basis). The table shows how the Internet Fund's average annual returns, before and after taxes, (after taking into account any sales charges) compare with those of the S&P 500® Index and the NASDAQ Composite®
Index, both of which represent broad measures of market performance. The past performance of the Internet Fund, before and after taxes, is not necessarily an indication of how the Internet Fund or the Internet Portfolio will perform in the future. The bar chart shows how the performance of Advisor Class A shares
(the Class with the longest period of annual returns) has varied from year to year. The returns for Advisor Class C shares were different than the returns shown below because each Class of shares has different expenses. Updated performance information is available on the Internet Fund's website at
http://www.kineticsfunds.com or by calling the Fund toll-free at (800) 930-3828.
The Internet Fund - Advisor Class A Calendar Year Returns as of 12/31

Sales charges are not reflected in the bar chart. If these amounts were reflected, returns would be less than those shown. Best Quarter: 2009 Q2 25.91% Worst Quarter: 2008 Q4 -21.39%
The after-tax returns for the Internet Fund's Advisor Class A shares as shown in the following table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your tax situation and may differ from those shown. If you own Fund shares in a tax-deferred account, such as a 401(k) plan or an individual retirement account ("IRA"), the information on after-tax returns is not relevant to your investment. After-tax returns are shown for Advisor Class A shares only. After-tax returns for Advisor Class C shares will differ.
Average Annual Total Returns as of 12/31/2011
Average Annual Total Returns Kinetics Internet Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date		Average Annual Returns, Since Inception Secondary	Average Annual Returns, Inception Date Secondary
Advisor Class A	The Internet Fund (KINAX) Advisor Class A Return Before Taxes	(7.82%)	3.92%	4.83%	3.77%	Apr. 26, 2001	[1]
Advisor Class A After Taxes on Distributions	The Internet Fund (KINAX) Advisor Class A Return After Taxes on Distributions	(7.92%)	3.84%	4.72%	3.67%	Apr. 26, 2001	[1]
Advisor Class A After Taxes on Distributions and Sales	The Internet Fund (KINAX) Advisor Class A Return After Taxes on Distributions and Sale of Fund Shares	(4.95%)	3.34%	4.17%	3.23%	Feb. 16, 2007	[1]
Advisor Class C	The Internet Fund (KINCX) Advisor Class C Return Before Taxes	(2.67%)			4.34%	Feb. 16, 2007	[1]
S&P 500® Index	S&P 500® Index (reflects no deduction for fees, expenses or taxes)	2.11%	(0.25%)	2.92%	2.13%	Apr. 26, 2001	[1]	(0.84%)	Feb. 16, 2007	[1]
NASDAQ Composite® Index	NASDAQ Composite® Index (reflects no deduction for fees, expenses or taxes)	(1.80%)	1.52%	2.94%	2.34%	Apr. 26, 2001	[1]	0.88%	Feb. 16, 2007	[1]
[1]	The Internet Fund's Advisor Class A shares commenced operations on April 26, 2001 and Advisor Class C shares commenced operations on February 16, 2007. The returns for the two indices in this column have been calculated since the inception date of the Internet Fund's Advisor Class A shares and Advisor Class C shares, as applicable.

[1]	This table and the example below reflect the aggregate expenses of the Internet Fund and the Internet Portfolio. The management fees paid by the Internet Fund reflect the proportionate share of fees allocated to the Internet Fund from the Internet Portfolio.